SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect on consolidation balance sheet as result of adopting ASC 842 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets	$ 74	$ 2,252
Lease liabilities - current	39	1,785
Lease liabilities - non-current	26	810
Prepaid expenses and other current assets	43,624	27,586		$ 38,714
Accrued expenses and other current liabilities	$ (14,683)	$ (17,302)		$ (10,644)
Effect of adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets			$ 5,141
Lease liabilities - current			(1,760)
Lease liabilities - non-current			(1,975)
Prepaid expenses and other current assets			(1,422)
Accrued expenses and other current liabilities			16
Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease assets			5,141
Lease liabilities - current			(1,760)
Lease liabilities - non-current			(1,975)
Prepaid expenses and other current assets			37,292
Accrued expenses and other current liabilities			$ (10,628)